Loans and Financing - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 20,524,854	$ 20,257,483
2027 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	236,295
2028 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	116,163
2029 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	648,528
2030 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	156,621
2031 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	1,368,559
Maturities after 2031 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 17,998,688